Leases (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases [Abstract]
Lease expense operating leases	¥ 246,116,497	$ 35,194,191	¥ 258,421,629	¥ 279,301,541